UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09038

The Olstein Funds
 (Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
 (Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
Schedule of Investments as of September 30, 2017 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Advertising Agencies - 0.5%
Omnicom Group Inc.	49,000	$3,629,430

Aerospace & Defense - 1.0%
United Technologies Corporation	59,500	6,906,760

Air Delivery & Freight Services - 2.1%
FedEx Corp.	27,000	6,090,660
United Parcel Service, Inc. - Class B	66,000	7,925,940
		14,016,600
Airlines - 3.4%
Delta Air Lines, Inc.	171,000	8,245,620
JetBlue Airways Corporation (a)	336,000	6,226,080
Spirit Airlines, Inc. (a)	254,000	8,486,140
		22,957,840
Auto Components - 2.4%
BorgWarner, Inc.	80,000	4,098,400
Delphi Automotive PLC (b)	49,500	4,870,800
The Goodyear Tire & Rubber Company	227,000	7,547,750
		16,516,950
Auto Manufacturers - 1.0%
General Motors Company	170,000	6,864,600

Beverages - 0.6%
PepsiCo, Inc.	38,000	4,234,340

Biotechnology - 0.6%
Charles River Laboratories International, Inc. (a)	39,100	4,223,582

Commercial Banks - 6.0%
The Bank of New York Mellon Corporation	131,888	6,992,702
BB&T Corporation	111,000	5,210,340
Citizens Financial Group Inc.	208,000	7,876,960
Fifth Third Bancorp	227,000	6,351,460
Prosperity Bancshares, Inc.	121,000	7,953,330
U.S. Bancorp	113,500	6,082,465
		40,467,257
Commercial Services - 1.7%
Moody's Corporation	45,300	6,306,213
S&P Global Inc.	34,000	5,314,540
		11,620,753
Communications Equipment - 1.7%
Cisco Systems, Inc.	346,000	11,635,980

Computers - 7.0%
Apple Inc.	113,000	17,415,560
Conduent Inc. (a)	417,100	6,535,957
Convergys Corporation	270,521	7,003,789
International Business Machines Corporation (IBM)	42,000	6,093,360
Western Digital Corporation	118,000	10,195,200
		47,243,866
Consumer Finance - 2.8%
American Express Company	66,000	5,970,360
MasterCard, Inc. - Class A	37,615	5,311,238
Visa Inc. - Class A	75,000	7,893,000
		19,174,598
Consumer Services - 0.5%
ServiceMaster Global Holdings Inc. (a)	74,600	3,486,058

Containers & Packaging - 1.9%
Owens-Illinois, Inc. (a)	259,750	6,535,310
WestRock Company	110,549	6,271,445
		12,806,755
Diversified Financial Services - 3.9%
Franklin Resources, Inc.	79,700	3,547,447
Invesco Ltd. (b)	309,000	10,827,360
Janus Henderson Group PLC (b)	103,100	3,592,004
Legg Mason, Inc.	214,100	8,416,271
		26,383,082
E-Commerce - 1.2%
eBay Inc. (a)	203,000	7,807,380

Electronics - 1.9%
Keysight Technologies, Inc. (a)	213,600	8,898,576
Sensata Technologies Holding N.V. (a)(b)	87,000	4,182,090
		13,080,666
Energy - 0.9%
Chevron Corporation	17,000	1,997,500
Exxon Mobil Corporation	48,000	3,935,040
		5,932,540
Food & Drug Retailers - 2.0%
CVS Health Corporation	119,000	9,677,080
Walgreens Boots Alliance, Inc.	49,000	3,783,780
		13,460,860
Food Products - 2.0%
Hormel Foods Corporation	152,000	4,885,280
The JM Smucker Company	86,000	9,023,980
		13,909,260
Health Care Equipment & Supplies - 9.0%
Baxter International Inc.	54,000	3,388,500
Becton, Dickinson and Company	26,600	5,212,270
Danaher Corporation	63,000	5,404,140
Hill-Rom Holdings, Inc.	52,000	3,848,000
Hologic, Inc. (a)	119,700	4,391,793
Intuitive Surgical, Inc. (a)	3,400	3,555,992
Medtronic, PLC (b)	111,000	8,632,470
Patterson Companies Inc.	213,000	8,232,450
VWR Corporation (a)	250,650	8,299,021
Zimmer Biomet Holdings, Inc.	86,200	10,093,158
		61,057,794
Health Care Providers & Services - 1.7%
UnitedHealth Group Incorporated	27,000	5,287,950
Universal Health Services, Inc. - Class B	56,000	6,212,640
		11,500,590
Hotels & Leisure - 1.3%
SeaWorld Entertainment Inc.	656,700	8,530,533

Household Durables - 2.1%
Newell Brands, Inc.	139,000	5,931,130
Snap-on Incorporated	55,000	8,195,550
		14,126,680
Household Products - 2.3%
Coty, Inc. - Class A	434,000	7,174,020
Kimberly-Clark Corporation	30,000	3,530,400
The Procter & Gamble Company	57,000	5,185,860
		15,890,280
Industrial Equipment Wholesale - 1.5%
WESCO International, Inc. (a)	176,646	10,289,629

Insurance - 4.0%
Aon PLC (b)	44,000	6,428,400
Marsh & McLennan Companies, Inc.	49,800	4,173,738
Prudential Financial, Inc.	58,000	6,166,560
The Travelers Companies, Inc.	41,000	5,023,320
Willis Towers Watson PLC (b)	36,000	5,552,280
		27,344,298
Internet Software & Services - 3.0%
Alphabet Inc. - Class C (a)	21,000	20,141,310

Machinery - 2.0%
AGCO Corporation	35,000	2,581,950
Caterpillar Inc.	49,500	6,173,145
Regal Beloit Corporation	61,900	4,890,100
		13,645,195
Materials - 0.7%
Axalta Coating Systems Ltd. (a)(b)	165,900	4,797,828

Media - 5.8%
Comcast Corporation - Class A	190,000	7,311,200
Discovery Communications, Inc. - Class C (a)	519,000	10,514,940
Twenty-First Century Fox, Inc. - Class B	283,000	7,298,570
Viacom Inc. - Class B	257,000	7,154,880
The Walt Disney Company	68,500	6,752,045
		39,031,635
Office Electronics - 1.1%
Zebra Technologies Corporation - Class A (a)	67,000	7,274,860

Pharmaceuticals - 1.1%
Thermo Fisher Scientific, Inc.	23,000	4,351,600
Zoetis Inc.	44,000	2,805,440
		7,157,040
Recreational Vehicles - 1.1%
Harley-Davidson, Inc.	82,000	3,953,220
Winnebago Industries, Inc.	75,000	3,356,250
		7,309,470
Restaurants - 0.5%
Dunkin' Brands Group Inc.	66,000	3,503,280

Semiconductor & Semiconductor Equipment - 1.7%
Intel Corporation	153,000	5,826,240
Texas Instruments Incorporated	65,500	5,871,420
		11,697,660
Software - 3.5%
Microsoft Corporation	110,000	8,193,900
Oracle Corporation	327,000	15,810,450
		24,004,350
Specialty Retail - 1.2%
Lowe's Companies, Inc.	105,000	8,393,700

Telecommunications - 0.5%
Corning Incorporated	110,700	3,312,144

Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	93,000	3,746,040
NIKE, Inc. - Class B	66,000	3,422,100
Skechers U.S.A., Inc. - Class A (a)	218,528	5,482,868
		12,651,008
Toys & Games - 0.9%
Mattel, Inc.	396,000	6,130,080

Transportation Equipment - 0.8%
The Greenbrier Companies, Inc.	119,500	5,753,925

Waste Management - 1.3%
Stericycle, Inc. (a)	126,000	9,024,120

TOTAL COMMON STOCKS (Cost $576,902,143)		638,926,566

SHORT-TERM INVESTMENT - 6.1%
Money Market Mutual Fund - 6.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.90% (c)	41,315,174	41,315,174
TOTAL SHORT-TERM INVESTMENT (Cost $41,315,174)		41,315,174

TOTAL INVESTMENTS - 100.2%
(Cost $618,217,317)		680,241,740
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,069,847)
TOTAL NET ASSETS - 100.0%		$679,171,893

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$618,217,317
Gross unrealized appreciation	87,435,172
Gross unrealized depreciation	(25,410,749)
Net unrealized appreciation	$62,024,423

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
Schedule of Investments as of September 30, 2017 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Airlines - 3.4%
Spirit Airlines, Inc. (a)	145,000	$4,844,450

Auto Components - 1.6%
Miller Industries, Inc.	78,461	2,192,985

Auto Manufacturers - 1.4%
Blue Bird Corp. (a)	94,700	1,950,820

Biotechnology - 1.5%
Charles River Laboratories International, Inc. (a)	19,977	2,157,916

Commercial Banks - 6.3%
Citizens Financial Group Inc.	117,500	4,449,725
Prosperity Bancshares, Inc.	67,000	4,403,910
		8,853,635
Computers - 4.8%
Conduent Inc. (a)	198,000	3,102,660
Convergys Corporation	75,648	1,958,527
Sykes Enterprises, Incorporated (a)	56,100	1,635,876
		6,697,063
Consumer Services - 1.7%
ServiceMaster Global Holdings Inc. (a)	52,350	2,446,316

Containers & Packaging - 5.5%
Owens-Illinois, Inc. (a)	185,100	4,657,116
WestRock Company	55,050	3,122,986
		7,780,102
Diversified Financial Services - 5.2%
Janus Henderson Group PLC (b)	69,000	2,403,960
Legg Mason, Inc.	123,400	4,850,854
		7,254,814
Electronics - 5.4%
Keysight Technologies, Inc. (a)	133,450	5,559,527
Sensata Technologies Holding N.V. (a)(b)	42,000	2,018,940
		7,578,467
Food Products - 0.9%
Snyder's-Lance, Inc.	34,000	1,296,760

Health Care Equipment & Supplies - 13.5%
Hill-Rom Holdings, Inc.	35,000	2,590,000
Natus Medical Incorporated (a)	82,255	3,084,562
Patterson Companies Inc.	110,900	4,286,285
VWR Corporation (a)	113,998	3,774,474
Zimmer Biomet Holdings, Inc.	44,400	5,198,796
		18,934,117
Hotels & Leisure - 3.0%
SeaWorld Entertainment Inc.	326,400	4,239,936

Household Durables - 3.9%
Central Garden & Pet Company - Class A (a)	25,821	960,283
Helen of Troy Limited (a)(b)	20,000	1,938,000
Lifetime Brands, Inc.	138,500	2,534,550
		5,432,833
Industrial Equipment Wholesale - 4.9%
Park-Ohio Holdings Corp.	26,252	1,197,091
WESCO International, Inc. (a)	96,800	5,638,600
		6,835,691
Machinery - 4.9%
AGCO Corporation	15,300	1,128,681
Federal Signal Corporation	101,743	2,165,091
Regal Beloit Corporation	45,700	3,610,300
		6,904,072
Materials - 1.6%
Axalta Coating Systems Ltd. (a)(b)	78,799	2,278,867

Office Electronics - 3.5%
Zebra Technologies Corporation - Class A (a)	44,900	4,875,242

Pharmaceuticals - 2.0%
Prestige Brands Holdings, Inc. (a)	57,000	2,855,130

Recreational Vehicles - 1.2%
Winnebago Industries, Inc.	38,500	1,722,875

Restaurants - 3.5%
DineEquity, Inc.	81,000	3,481,380
Dunkin' Brands Group Inc.	27,500	1,459,700
		4,941,080
Semiconductor & Semiconductor Equipment - 2.9%
Xperi Corporation	162,000	4,098,600

Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A., Inc. - Class A (a)	74,497	1,869,130

Toys & Games - 1.5%
Mattel, Inc.	136,400	2,111,472

Transportation Equipment - 4.5%
The Greenbrier Companies, Inc.	89,250	4,297,387
Wabash National Corporation	88,800	2,026,416
		6,323,803
Waste Management - 3.1%
Stericycle, Inc. (a)	60,000	4,297,200

TOTAL COMMON STOCKS (Cost $123,381,995)		130,773,376

SHORT-TERM INVESTMENT - 7.2%
Money Market Mutual Fund - 7.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.90% (c)	10,177,414	10,177,414
TOTAL SHORT-TERM INVESTMENT (Cost $10,177,414)		10,177,414

TOTAL INVESTMENTS - 100.2%
(Cost $133,559,409)		140,950,790
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(315,433)
TOTAL NET ASSETS - 100.0%		$140,635,357

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$133,559,409
Gross unrealized appreciation	15,425,340
Gross unrealized depreciation	(8,033,959)
Net unrealized appreciation	$7,391,381

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2017 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Information Technology	$142,101,746	$-	$-	$142,101,746
Consumer Discretionary	137,980,804	-	-	137,980,804
Financials	117,096,988	-	-	117,096,988
Industrials	86,776,159	-	-	86,776,159
Health Care	83,939,006	-	-	83,939,006
Consumer Staples	47,494,740	-	-	47,494,740
Materials	17,604,583	-	-	17,604,583
Energy	5,932,540	-	-	5,932,540
Total Equity	638,926,566	-	-	638,926,566
Short-Term Investment	41,315,174	-	-	41,315,174
Total Investments in Securities	$680,241,740	$-	$-	$680,241,740

Strategic Opportunities Fund
Equity
Industrials	$33,174,977	$-	$-	$33,174,977
Consumer Discretionary	24,956,626	-	-	24,956,626
Health Care	23,947,163	-	-	23,947,163
Information Technology	21,230,432	-	-	21,230,432
Financials	16,108,449	-	-	16,108,449
Materials	10,058,969	-	-	10,058,969
Consumer Staples	1,296,760	-	-	1,296,760
Total Equity	130,773,376	-	-	130,773,376
Short-Term Investment	10,177,414	-	-	10,177,414
Total Investments in Securities	$140,950,790	$-	$-	$140,950,790

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report. It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Olstein Funds

By  /s/ Robert A. Olstein
                                                Robert A. Olstein, President

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Robert A. Olstein
                                                Robert A. Olstein, President

Date  November 27, 2017

By  /s/ Michael Luper
                                                   Michael Luper, Treasurer

Date  November 27, 2017